Reconciliation of Effective Income Tax Provision of Tax Computed By Applying Statutory Income Tax Rate to Pre-Tax Income (Detail)
¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands
	12 Months Ended
	Dec. 31, 2015 USD ($) $ / shares	Dec. 31, 2015 CNY (¥) ¥ / shares	Dec. 31, 2014 CNY (¥) ¥ / shares	Dec. 31, 2013 CNY (¥) ¥ / shares
Income Tax Disclosure [Abstract]
Expected taxation at PRC statutory tax rate	$ 1,462,944	¥ 9,476,656	¥ 3,587,693	¥ 3,046,254
Effect of differing tax rates in different jurisdictions	(811,032)	(5,253,700)	676,663	312,938
Non-taxable income	(10,098)	(65,411)	(12,504)	(69,673)
Non-deductible expenses	25,512	165,264	123,245	168,735
Research and development super-deduction	(118,537)	(767,858)	(538,305)	(318,652)
Effect of PRC preferential tax rates and tax holiday	(238,876)	(1,547,392)	(1,897,184)	(2,152,806)
Effect of tax rate changes on deferred taxes	12,342	79,947	28,146	21,573
Over-accrued EIT for previous years	(38,388)	(248,673)	(153,121)	(32,982)
PRC withholding tax	381,415	2,470,733	0	560,243
Addition to valuation allowance	179,816	1,164,811	416,539	293,300
Taxation for the year	$ 845,098	¥ 5,474,377	¥ 2,231,172	¥ 1,828,930
Effective tax rate	14.44%	14.44%	15.41%	15.01%
Effect of preferential tax rates inside the PRC on basic earnings per Class A and Class B ordinary share | (per share)	$ 6.84	¥ 44.31	¥ 53.61	¥ 61.53